Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Additional Paid In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Common Stock Related to ESOP
Balance at Dec. 31, 2016	$ 81,827	$ 5,091	$ 64,656	$ 15,032	$ (2,153)	$ (176)	$ (623)
Net income	8,295			8,295
Other comprehensive income (loss)	370				370
Exercise of stock options and warrants	263	19	136			108
Issuance of common stock	85	4	81
Purchase of treasury shares	(579)					(579)
Sale of treasury shares	281		6			275
Remeasurement of deferred income taxes reclassified to retained earnings	333			333	(333)
Dividends declared	(1,272)			(1,272)
Stock compensation expense	56		56
Change for KSOP related shares	(327)						(327)
Balance at Dec. 31, 2017	88,999	5,114	64,935	22,388	(2,116)	(372)	(950)
Net income	8,506			8,506
Other comprehensive income (loss)	(1,051)				(1,051)
Shares exchanged with Peoples Southern Bank shareholders	6,005	223	5,782
Exercise of stock options and warrants	317	28	289
Issuance of common stock	8,832	327	8,505
Purchase of treasury shares	(146)					(146)
Sale of treasury shares	430		25			405
Dividends declared	(1,434)			(1,434)
Stock compensation expense	68		68
Change for KSOP related shares	(393)						(393)
Balance at Dec. 31, 2018	110,133	5,692	79,604	29,460	(3,167)	(113)	(1,343)
Net income	5,369			5,369
Other comprehensive income (loss)	4,532				4,532
Exercise of stock options and warrants	142	16	126
Purchase of treasury shares	(283)					(283)
Sale of treasury shares	277		(42)			319
Dividends declared	(1,882)			(1,882)
Adoption of lease standard	(48)			(48)
Stock compensation expense	88		88
Change for KSOP related shares	(256)						(256)
Balance at Jun. 30, 2019	$ 118,072	$ 5,708	$ 79,776	$ 32,899	$ 1,365	$ (77)	$ (1,599)